Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 1,135,409	¥ 881,017
Total gains (losses) for the period included in earnings, Assets	22,890	16,108
Total gains (losses) for the period included in other comprehensive income, Assets	24,845	(5,657)
Purchases, Assets	392,679	296,652
Issues, Assets	(355)	(334)
Sales, Assets	(77,270)	(65,706)
Settlements, Assets	(438,828)	(158,507)
Transfers into Level 3, Assets	15,980	190,304
Transfers out of Level 3, Assets	(6,077)	(37,592)
Level 3 assets, Ending balance	1,069,273	1,116,285
Change in unrealized gains (losses) for assets still held at period end	27,268	(9,242)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(2,212)	6,606
Total gains (losses) for the period included in earnings, Liabilities	(8,176)	(18,465)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(2,341)	3,711
Purchases, Liabilities	0	0
Issues, Liabilities	8,145	30,192
Sales, Liabilities	0	0
Settlements, Liabilities	12,450	(9,309)
Transfers into Level 3, Liabilities	6,809	11,330
Transfers out of Level 3, Liabilities	7,233	(4,322)
Level 3 liabilities, Ending balance	3,576	49,251
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(2,656)	(14,090)
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	(2,212)	6,606
Total gains (losses) for the period included in earnings, Liabilities	(8,176)	(18,465)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(2,341)	3,711
Purchases, Liabilities	0	0
Issues, Liabilities	8,145	30,192
Sales, Liabilities	0	0
Settlements, Liabilities	12,450	(9,309)
Transfers into Level 3, Liabilities	6,809	11,330
Transfers out of Level 3, Liabilities	7,233	(4,322)
Level 3 liabilities, Ending balance	3,576	49,251
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(2,656)	(14,090)
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	756,413	525,946
Total gains (losses) for the period included in earnings, Assets	4,592	(627)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	268,583	158,481
Issues, Assets	0	0
Sales, Assets	(71,430)	(65,231)
Settlements, Assets	(259,220)	(2,091)
Transfers into Level 3, Assets	660	190,391
Transfers out of Level 3, Assets	0	(27,160)
Level 3 assets, Ending balance	699,598	779,709
Change in unrealized gains (losses) for assets still held at period end	4,423	(1,434)
Trading account, debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,280	1,052
Total gains (losses) for the period included in earnings, Assets	210	188
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	28,427	12,625
Issues, Assets	0	0
Sales, Assets	(28,469)	(12,713)
Settlements, Assets	(15)	(14)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(16)
Level 3 assets, Ending balance	1,433	1,122
Change in unrealized gains (losses) for assets still held at period end	(16)	78
Trading account, debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	77	144
Total gains (losses) for the period included in earnings, Assets	(69)	35
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	125	0
Issues, Assets	0	0
Sales, Assets	(100)	(179)
Settlements, Assets	0	0
Transfers into Level 3, Assets	650	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	683	0
Change in unrealized gains (losses) for assets still held at period end	(69)	0
Trading account, debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,000
Total gains (losses) for the period included in earnings, Assets	(2)
Total gains (losses) for the period included in other comprehensive income, Assets	0
Purchases, Assets	41,844
Issues, Assets	0
Sales, Assets	(42,823)
Settlements, Assets	(19)
Transfers into Level 3, Assets	0
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	0
Change in unrealized gains (losses) for assets still held at period end	0
Trading account, debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	336,811	416,259
Total gains (losses) for the period included in earnings, Assets	4,193	(1,685)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	166,760	46,455
Issues, Assets	0	0
Sales, Assets	0	(46,700)
Settlements, Assets	(251,750)	(1,024)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	256,014	413,305
Change in unrealized gains (losses) for assets still held at period end	5,297	(1,728)
Trading account, debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	277,635	6,651
Total gains (losses) for the period included in earnings, Assets	2,317	3,446
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	69,498
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	190,389
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	279,952	269,984
Change in unrealized gains (losses) for assets still held at period end	2,317	3,446
Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	139,610	101,840
Total gains (losses) for the period included in earnings, Assets	(2,057)	(2,611)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	31,427	29,903
Issues, Assets	0	0
Sales, Assets	(38)	(5,639)
Settlements, Assets	(7,436)	(1,053)
Transfers into Level 3, Assets	10	2
Transfers out of Level 3, Assets	0	(27,144)
Level 3 assets, Ending balance	161,516	95,298
Change in unrealized gains (losses) for assets still held at period end	(3,106)	(3,230)
Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	25,027	3,477
Total gains (losses) for the period included in earnings, Assets	17,711	33,219
Total gains (losses) for the period included in other comprehensive income, Assets	1,113	(757)
Purchases, Assets	36	595
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	(9,069)	(15,112)
Transfers into Level 3, Assets	(463)	(392)
Transfers out of Level 3, Assets	5,524	(460)
Level 3 assets, Ending balance	28,476	20,236
Change in unrealized gains (losses) for assets still held at period end	15,161	7,640
Trading derivatives—net | Interest rate contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	14,179	(750)
Total gains (losses) for the period included in earnings, Assets	(3,916)	13,271
Total gains (losses) for the period included in other comprehensive income, Assets	653	(341)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	2,634	(3,364)
Transfers into Level 3, Assets	8	(15)
Transfers out of Level 3, Assets	198	(396)
Level 3 assets, Ending balance	21,588	8,405
Change in unrealized gains (losses) for assets still held at period end	3,764	5,130
Trading derivatives—net | Foreign exchange contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	7,283	5,005
Total gains (losses) for the period included in earnings, Assets	302	1,909
Total gains (losses) for the period included in other comprehensive income, Assets	147	(276)
Purchases, Assets	21	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	773	159
Transfers into Level 3, Assets	(471)	(377)
Transfers out of Level 3, Assets	5,857	22
Level 3 assets, Ending balance	2,198	6,442
Change in unrealized gains (losses) for assets still held at period end	369	1,226
Trading derivatives—net | Equity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	623	(4,222)
Total gains (losses) for the period included in earnings, Assets	13,378	18,054
Total gains (losses) for the period included in other comprehensive income, Assets	319	(145)
Purchases, Assets	15	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(12,327)	(11,748)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(135)	(14)
Level 3 assets, Ending balance	2,143	1,925
Change in unrealized gains (losses) for assets still held at period end	10,907	1,288
Trading derivatives—net | Commodity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(63)	(65)
Total gains (losses) for the period included in earnings, Assets	16	(11)
Total gains (losses) for the period included in other comprehensive income, Assets	(6)	5
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(53)	(71)
Change in unrealized gains (losses) for assets still held at period end	16	0
Trading derivatives—net | Credit derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,271	2,727
Total gains (losses) for the period included in earnings, Assets	113	(103)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(149)	(159)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,235	2,465
Change in unrealized gains (losses) for assets still held at period end	113	(103)
Trading derivatives—net | Other—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	734	782
Total gains (losses) for the period included in earnings, Assets	(14)	99
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	595
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(72)
Level 3 assets, Ending balance	365	1,070
Change in unrealized gains (losses) for assets still held at period end	(8)	99
Trading derivatives—net | Other—net | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Ending balance	12,053
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	289,616	274,930
Total gains (losses) for the period included in earnings, Assets	(618)	(1,478)
Total gains (losses) for the period included in other comprehensive income, Assets	22,746	(4,400)
Purchases, Assets	118,700	130,042
Issues, Assets	0	0
Sales, Assets	0	(11)
Settlements, Assets	(170,482)	(141,214)
Transfers into Level 3, Assets	15,653	20
Transfers out of Level 3, Assets	110	(9,962)
Level 3 assets, Ending balance	275,505	247,927
Change in unrealized gains (losses) for assets still held at period end	7,452	(206)
Available-for-sale Securities | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Ending balance	67,266
Available-for-sale Securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	16,718	15,767
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	1,104	(682)
Purchases, Assets	4,805	3,230
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(5,159)	(1,556)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	17,468	16,759
Change in unrealized gains (losses) for assets still held at period end	(30)	0
Available-for-sale Securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	162	10,108
Total gains (losses) for the period included in earnings, Assets	(326)	(3)
Total gains (losses) for the period included in other comprehensive income, Assets	68	0
Purchases, Assets	557	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(57)	(18)
Transfers into Level 3, Assets	2,854	20
Transfers out of Level 3, Assets	110	(9,962)
Level 3 assets, Ending balance	3,148	145
Change in unrealized gains (losses) for assets still held at period end	(261)	(4)
Available-for-sale Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) for assets still held at period end	0	0
Available-for-sale Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,599	1,977
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	104	(149)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	(11)
Settlements, Assets	(524)	(21)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,179	1,796
Change in unrealized gains (losses) for assets still held at period end	9	0
Available-for-sale Securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	136,920	140,875
Total gains (losses) for the period included in earnings, Assets	(292)	(1,475)
Total gains (losses) for the period included in other comprehensive income, Assets	8,690	(2,416)
Purchases, Assets	113,311	126,800
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(141,823)	(137,187)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	116,806	126,597
Change in unrealized gains (losses) for assets still held at period end	3,495	(202)
Available-for-sale Securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	134,202	106,188
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	12,780	(1,153)
Purchases, Assets	27	12
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(22,919)	(2,432)
Transfers into Level 3, Assets	12,799	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	136,889	102,615
Change in unrealized gains (losses) for assets still held at period end	4,239	0
Investment securities, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	45,569	39,963
Total gains (losses) for the period included in earnings, Assets	2,588	(423)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	3,602	6,413
Issues, Assets	0	0
Sales, Assets	(1,317)	(464)
Settlements, Assets	0	0
Transfers into Level 3, Assets	130	285
Transfers out of Level 3, Assets	422	(10)
Level 3 assets, Ending balance	50,150	45,764
Change in unrealized gains (losses) for assets still held at period end	1,614	(665)
Investment securities, equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	45,569	39,963
Total gains (losses) for the period included in earnings, Assets	2,588	(423)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	3,602	6,413
Issues, Assets	0	0
Sales, Assets	(1,317)	(464)
Settlements, Assets	0	0
Transfers into Level 3, Assets	130	285
Transfers out of Level 3, Assets	422	(10)
Level 3 assets, Ending balance	50,150	45,764
Change in unrealized gains (losses) for assets still held at period end	1,614	(665)
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	18,784	36,701
Total gains (losses) for the period included in earnings, Assets	(1,383)	(14,583)
Total gains (losses) for the period included in other comprehensive income, Assets	986	(500)
Purchases, Assets	1,758	1,121
Issues, Assets	0	0
Sales, Assets	(4,523)	0
Settlements, Assets	(57)	(90)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	21	0
Level 3 assets, Ending balance	15,544	22,649
Change in unrealized gains (losses) for assets still held at period end	¥ (1,382)	¥ (14,577)